Employee benefit obligation - Additional information (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Discount rate
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible decrease in actuarial assumption	0.50%
Percentage of reasonably possible increase in actuarial assumption	0.50%
Increase (decrease) due to a decrease in basis points	$ 172
Increase (decrease) due to an increase in basis points	$ (155)
Price inflation
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible decrease in actuarial assumption	0.50%
Percentage of reasonably possible increase in actuarial assumption	0.50%
Increase (decrease) due to a decrease in basis points	$ (67)
Increase (decrease) due to an increase in basis points	$ 71